UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22127
Columbia Funds Variable Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
CTIVP
®
– BlackRock Global Inflation-Protected Securities Fund
Class 1
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about CTIVP
®
– BlackRock Global Inflation-Protected Securities Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 30	0.60%
Key Fund Statistics
Fund net assets	$ 76,393,622
Total number of portfolio holdings	270
Portfolio turnover for the reporting period	57%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted
. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
The Fund may use place of organization/incorporation or other factors in determining whether an i ssu
er is domestic (U.S.) or f
ore
ign for purposes of its investment policies. At June 30, 2024 the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Derivative Exposure
Long
Foreign Exchange Risk	47.8%
Interest Rate Risk	128.9%
Short
Foreign Exchange Risk	94.8%
Interest Rate Risk	29.2%
Credit
Quality
Geographic Allocation
Availability of
Additional
Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP
®
– BlackRock Global Inflation-Protected Securities Fund
Class 2
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about CTIVP
®
– BlackRock Global Inflation-Protected Securities Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 42	0.85%
Key Fund Statistics
Fund net assets	$ 76,393,622
Total number of portfolio holdings	270
Portfolio turnover for the reporting period	57%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality
ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At June 30, 2024 the Fund invested at least 40% of its net assets in fore ign
companies in accordance with its principal investment strategy.
Derivative Exposure
Long
Foreign Exchange Risk	47.8%
Interest Rate Risk	128.9%
Short
Foreign Exchange Risk	94.8%
Interest Rate Risk	29.2%
Credit
Quality
Geographic Allocation
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP
®
– BlackRock Global Inflation-Protected Securities Fund
Class 3
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about CTIVP
®
– BlackRock Global Inflation-Protected Securities Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$ 36	0.73%
Key Fund Statistics
Fund net assets	$ 76,393,622
Total number of portfolio holdings	270
Portfolio turnover for the reporting period	57%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the
tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At June 30, 2024 the Fund invested at least 40% of its net assets in foreign companies in acc
ordance with its principal investment strategy.
Derivative Exposure
Long
Foreign Exchange Risk	47.8%
Interest Rate Risk	128.9%
Short
Foreign Exchange Risk	94.8%
Interest Rate Risk	29.2%
Credit
Quality
Geographic Allocation
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information
, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

CTIVP® – BlackRock Global Inflation-Protected Securities Fund
Semiannual Financial Statements and Additional Information
June 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

CTIVP® – BlackRock Global Inflation-Protected Securities Fund | 2024

Portfolio of Investments
June 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Commercial Mortgage-Backed Securities - Non-Agency 1.2%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Cayman Islands 0.3%
AREIT Ltd.(a),(b)
Series 2024-CRE9 Class A
1-month Term SOFR + 1.687% Floor 1.687% 05/17/2041	7.079%		195,000	194,635
United States 0.9%
AMSR Trust(a)
Subordinated Series 2022-SFR3 Class D
10/17/2039	4.000%		155,000	144,658
BFLD Mortgage Trust(a),(b),(c)
Series 2024-VICT Class A
1-month Term SOFR + 1.890% Floor 1.890% 07/15/2041	7.190%		45,000	44,886
COMM Mortgage Trust(a),(b)
Series 2024-WCL1 Class A
1-month Term SOFR + 1.841% Floor 1.841% 06/15/2041	7.141%		30,000	29,856
LBA Trust(a),(b)
Series 2024-BOLT Class A
1-month Term SOFR + 1.591% Floor 1.591% 06/15/2026	6.891%		70,000	69,672
New Residential Mortgage Loan Trust(a)
Subordinated CMO Series 2022-SFR2 Class D
09/04/2039	4.000%		155,000	143,198
Pagaya AI Technology in Housing Trust(a)
Series 2022-1 Class D
08/25/2025	4.250%		100,000	95,725
Progress Residential Trust(a)
Subordinated Series 2022-SFR7 Class D
10/27/2039	5.500%		200,000	194,701
Total				722,696
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $912,000)				917,331

Foreign Government Obligations(d),(e) 1.7%

Belgium 0.2%
Kingdom of Belgium Government Bond(a)
06/22/2054	3.300%	EUR	179,960	181,753
France 0.1%
French Republic Government Bond OAT(a)
05/25/2054	3.000%	EUR	92,960	86,812
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Japan 0.1%
Japan Government Thirty-Year Bond
03/20/2054	1.800%	JPY	16,650,000	95,368
Mexico 0.5%
Mexican Bonos
03/01/2029	8.500%	MXN	1,000,000	51,468
05/31/2029	8.500%	MXN	2,000,000	103,067
11/23/2034	7.750%	MXN	1,000,000	47,197
Mexico Government International Bond
02/12/2034	3.500%		200,000	162,459
Total				364,191
Supranational 0.4%
European Union(a)
03/04/2053	3.000%	EUR	287,830	279,388
United Kingdom 0.4%
United Kingdom Gilt(a)
07/31/2033	0.875%	GBP	235,000	224,342
07/31/2054	4.375%	GBP	48,500	58,504
Total				282,846
Total Foreign Government Obligations (Cost $1,323,391)				1,290,358

Inflation-Indexed Bonds(d) 93.7%

Australia 1.2%
Australia Government Bond(a)
11/21/2027	0.750%	AUD	191,668	123,838
09/20/2030	2.500%	AUD	265,526	184,199
11/21/2032	0.250%	AUD	179,710	104,366
08/21/2035	2.000%	AUD	193,400	128,987
08/21/2040	1.250%	AUD	147,181	86,353
02/21/2050	1.000%	AUD	139,505	71,072
Australia Government Index-Linked Bond(a)
09/20/2025	3.000%	AUD	288,355	195,101
Total				893,916
Canada 1.7%
Canadian Government Real Return Bond
12/01/2026	4.250%	CAD	265,061	205,503
12/01/2031	4.000%	CAD	263,529	223,715
12/01/2036	3.000%	CAD	187,060	155,249
12/01/2041	2.000%	CAD	238,181	180,269
12/01/2044	1.500%	CAD	270,818	190,207
12/01/2047	1.250%	CAD	279,969	188,871
12/01/2050	0.500%	CAD	216,176	121,734
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Inflation-Indexed Bonds(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
12/01/2054	0.250%	CAD	40,231	20,715
Total				1,286,263
Denmark 0.2%
Denmark I/L Government Bond(a)
11/15/2030	0.100%	DKK	850,129	117,290
France 8.6%
France Government Bond OAT(a)
07/25/2027	1.850%	EUR	736,587	808,873
07/25/2029	3.400%	EUR	379,843	451,563
07/25/2030	0.700%	EUR	552,768	584,028
07/25/2032	3.150%	EUR	456,931	569,900
07/25/2047	0.100%	EUR	393,863	327,058
French Republic Government Bond OAT(a)
03/01/2026	0.100%	EUR	370,131	387,545
03/01/2028	0.100%	EUR	469,659	480,543
03/01/2029	0.100%	EUR	596,861	612,683
07/25/2031	0.100%	EUR	352,767	356,017
03/01/2032	0.100%	EUR	199,981	198,813
07/25/2034	0.600%	EUR	103,222	105,368
03/01/2036	0.100%	EUR	307,657	291,838
07/25/2036	0.100%	EUR	357,341	337,505
07/25/2038	0.100%	EUR	234,826	216,507
03/01/2039	0.550%	EUR	68,169	66,750
07/25/2040	1.800%	EUR	482,091	559,083
07/25/2043	0.950%	EUR	81,770	83,021
07/25/2053	0.100%	EUR	199,602	158,698
Total				6,595,793
Germany 2.8%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond(a)
04/15/2030	0.500%	EUR	708,910	757,938
Deutsche Bundesrepublik Inflation-Linked Bond(a)
04/15/2026	0.100%	EUR	574,460	600,241
04/15/2033	0.100%	EUR	288,348	299,685
04/15/2046	0.100%	EUR	451,574	442,282
Total				2,100,146
Italy 5.9%
Italy Buoni Poliennali Del Tesoro(a)
05/15/2026	0.650%	EUR	274,846	287,399
09/15/2026	3.100%	EUR	425,152	469,898
05/15/2028	1.300%	EUR	721,902	760,916
05/15/2029	1.500%	EUR	93,536	98,686
09/15/2032	1.250%	EUR	486,810	497,617
05/15/2033	0.100%	EUR	460,009	415,960
09/15/2035	2.350%	EUR	486,736	536,908
05/15/2036	1.800%	EUR	141,894	144,900
05/15/2039	2.400%	EUR	67,196	72,110
09/15/2041	2.550%	EUR	578,489	641,305
05/15/2051	0.150%	EUR	216,227	139,555
Inflation-Indexed Bonds(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Italy Buoni Poliennali Del Tesoro
05/15/2030	0.400%	EUR	442,555	436,727
Total				4,501,981
Japan 2.0%
Japanese Government CPI-Linked Bond
03/10/2026	0.100%	JPY	42,387,448	270,438
03/10/2027	0.100%	JPY	35,608,625	231,110
03/10/2028	0.100%	JPY	32,684,085	212,592
03/10/2029	0.100%	JPY	43,242,236	282,342
03/10/2030	0.200%	JPY	13,908,960	87,948
03/10/2031	0.005%	JPY	17,737,584	117,247
03/10/2032	0.005%	JPY	28,349,700	186,097
03/10/2033	0.005%	JPY	20,964,468	137,277
03/10/2034	0.005%	JPY	4,725,615	30,857
Total				1,555,908
New Zealand 0.4%
New Zealand Government Inflation-Linked Bond(a)
09/20/2030	3.000%	NZD	118,507	74,968
09/20/2035	2.500%	NZD	204,852	122,710
New Zealand Government Inflation-Linked Bond
09/20/2040	2.500%	NZD	221,981	129,122
Total				326,800
Spain 2.4%
Spain Government Inflation-Linked Bond(a)
11/30/2027	0.650%	EUR	536,915	565,826
11/30/2030	1.000%	EUR	525,441	559,651
11/30/2033	0.700%	EUR	607,768	618,853
11/30/2039	2.050%	EUR	110,809	126,380
Total				1,870,710
Sweden 0.5%
Sweden Inflation-Linked Bond
12/01/2028	3.500%	SEK	2,034,726	213,619
Sweden Inflation-Linked Bond(a)
06/01/2030	0.125%	SEK	444,569	40,352
06/01/2032	0.125%	SEK	795,330	71,873
06/01/2039	0.125%	SEK	304,242	26,451
Total				352,295
United Kingdom 19.5%
United Kingdom Gilt Inflation-Linked Bond(a)
03/22/2026	0.125%	GBP	536,519	671,711
11/22/2027	1.250%	GBP	684,194	891,324
08/10/2028	0.125%	GBP	578,886	725,932
03/22/2029	0.125%	GBP	607,890	757,598
07/22/2030	4.125%	GBP	348,666	539,849
08/10/2031	0.125%	GBP	242,505	301,886
03/22/2034	0.750%	GBP	638,049	814,385
01/26/2035	2.000%	GBP	500,130	714,553
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Inflation-Indexed Bonds(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
11/22/2036	0.125%	GBP	244,225	284,251
11/22/2037	1.125%	GBP	618,472	805,853
03/22/2039	0.125%	GBP	330,745	366,686
03/22/2040	0.625%	GBP	639,896	758,018
08/10/2041	0.125%	GBP	426,017	457,103
11/22/2042	0.625%	GBP	588,718	679,426
03/22/2044	0.125%	GBP	642,974	650,880
03/22/2046	0.125%	GBP	491,181	480,538
11/22/2047	0.750%	GBP	535,510	599,246
08/10/2048	0.125%	GBP	406,165	384,508
03/22/2050	0.500%	GBP	527,244	540,109
03/22/2051	0.125%	GBP	359,860	326,864
03/22/2052	0.250%	GBP	492,909	462,036
11/22/2055	1.250%	GBP	584,710	719,797
11/22/2056	0.125%	GBP	242,355	210,394
03/22/2058	0.125%	GBP	416,622	356,717
03/22/2062	0.375%	GBP	497,751	458,637
11/22/2065	0.125%	GBP	292,602	236,081
03/22/2068	0.125%	GBP	478,850	380,127
03/22/2073	0.125%	GBP	162,275	133,099
United Kingdom Inflation-Linked Gilt(a)
11/22/2033	0.750%	GBP	46,526	59,701
03/22/2045	0.625%	GBP	100,463	111,448
Total				14,878,757
United States 48.5%
U.S. Treasury Inflation-Indexed Bond
07/15/2025	0.375%		1,150,001	1,121,026
10/15/2025	0.125%		893,994	864,555
01/15/2026	0.625%		633,235	612,556
01/15/2026	2.000%		837,061	826,696
04/15/2026	0.125%		705,227	673,740
07/15/2026	0.125%		910,187	869,940
01/15/2027	0.375%		1,195,682	1,136,879
01/15/2027	2.375%		652,848	652,644
04/15/2027	0.125%		988,096	929,659
07/15/2027	0.375%		1,146,898	1,088,522
10/15/2027	1.625%		1,047,608	1,030,994
01/15/2028	0.500%		1,193,173	1,124,472
01/15/2028	1.750%		620,960	611,064
04/15/2028	1.250%		1,076,422	1,040,093
04/15/2028	3.625%		796,555	837,347
07/15/2028	0.750%		1,122,662	1,067,231
10/15/2028	2.375%		1,110,411	1,125,375
01/15/2029	0.875%		335,189	317,683
01/15/2029	2.500%		521,957	531,275
04/15/2029	2.125%		1,043,853	1,045,892
04/15/2029	3.875%		886,667	957,946
07/15/2029	0.250%		1,127,432	1,035,608
01/15/2030	0.125%		1,133,084	1,020,307
07/15/2030	0.125%		1,289,854	1,154,318
01/15/2031	0.125%		1,288,473	1,137,178
01/15/2032	0.125%		1,373,946	1,189,376
04/15/2032	3.375%		231,347	252,458
07/15/2032	0.625%		1,305,445	1,170,413
01/15/2033	1.125%		1,278,593	1,182,998
Inflation-Indexed Bonds(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/15/2033	1.375%	1,238,556	1,169,903
01/15/2034	1.750%	1,171,716	1,137,480
02/15/2040	2.125%	519,207	513,610
02/15/2041	2.125%	858,846	850,962
02/15/2042	0.750%	775,478	605,479
02/15/2043	0.625%	736,252	552,736
02/15/2044	1.375%	773,381	661,996
02/15/2045	0.750%	765,423	573,080
02/15/2046	1.000%	654,865	510,744
02/15/2047	0.875%	577,868	433,762
02/15/2048	1.000%	572,027	437,712
02/15/2049	1.000%	373,716	283,805
02/15/2050	0.250%	445,030	271,572
02/15/2051	0.125%	553,845	320,170
02/15/2052	0.125%	561,566	318,733
02/15/2053	1.500%	474,543	398,820
02/15/2054	2.125%	240,027	233,454
U.S. Treasury Inflation-Indexed Bond(f)
07/15/2031	0.125%	1,368,385	1,201,453
Total			37,083,716
Total Inflation-Indexed Bonds (Cost $83,625,018)			71,563,575

Residential Mortgage-Backed Securities - Agency 1.5%

United States 1.5%
Federal Home Loan Mortgage Corp.
06/01/2053	5.000%	795,047	768,456
Federal National Mortgage Association
02/01/2054	5.500%	389,526	384,251
Total			1,152,707
Total Residential Mortgage-Backed Securities - Agency (Cost $1,164,179)			1,152,707

Residential Mortgage-Backed Securities - Non-Agency 0.9%

United States 0.9%
CSMC Trust(a),(g)
CMO Series 2022-NQM5 Class A1
05/25/2067	5.169%	235,861	233,545
Ellington Financial Mortgage Trust(a),(g)
CMO Series 2021-3 Class A1
09/25/2066	1.241%	123,385	98,237
PRKCM Trust(a),(g)
CMO Series 2022-AFC2 Class A1
08/25/2057	5.335%	85,353	84,945
SG Residential Mortgage Trust(a),(g)
CMO Series 2021-1 Class A1
07/25/2061	1.160%	142,436	113,961
CMO Series 2022-2 Class A1
08/25/2062	5.353%	85,374	84,604
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a),(g)
CMO Series 2022-7 Class A1
07/25/2067	5.350%	94,921	94,201
Total			709,493
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $704,612)			709,493

U.S. Treasury Obligations 0.2%

United States 0.2%
U.S. Treasury
02/15/2049	3.000%	170,000	128,802
Total U.S. Treasury Obligations (Cost $124,143)			128,802

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $25,867)	15,668

Put Option Contracts Purchased 0.0%
Value ($)
(Cost $14,601)	8,280

Money Market Funds 0.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(h),(i)	20,714	20,708
Total Money Market Funds (Cost $20,708)		20,708
Total Investments in Securities (Cost $87,914,519)		75,806,922
Other Assets & Liabilities, Net		586,700
Net Assets		$76,393,622
At June 30, 2024, securities and/or cash totaling $278,951 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
22,738 CAD	16,669 USD	Citi	07/02/2024	48	—
828,000 DKK	120,280 USD	Citi	07/02/2024	1,381	—
18,000 EUR	19,298 USD	Citi	07/02/2024	21	—
12,384,040 GBP	15,745,098 USD	Citi	07/02/2024	90,433	—
10,268,000 JPY	65,145 USD	Citi	07/02/2024	1,325	—
535,237 NZD	327,325 USD	Citi	07/02/2024	1,312	—
41,613 SEK	3,956 USD	Citi	07/02/2024	30	—
6,170,000 SEK	581,908 USD	Citi	07/02/2024	—	(223)
42,215 USD	58,000 CAD	Citi	07/02/2024	181	—
200,728 USD	186,107 EUR	Citi	07/02/2024	—	(1,417)
15,558,293 USD	12,297,000 GBP	Citi	07/02/2024	—	(13,655)
1,658,572 USD	266,164,000 JPY	Citi	07/02/2024	—	(4,249)
323,289 USD	530,000 NZD	Citi	07/02/2024	—	(466)
61,686 CAD	45,113 USD	Citi	08/02/2024	—	(12)
12,037,000 GBP	15,229,602 USD	Citi	08/02/2024	10,722	—
84,667 GBP	107,046 USD	Citi	08/02/2024	—	(2)
267,472,746 JPY	1,674,541 USD	Citi	08/02/2024	3,963	—
537,142 NZD	327,641 USD	Citi	08/02/2024	463	—
72,509 SEK	6,857 USD	Citi	08/02/2024	5	—
56,023 USD	52,196 EUR	Citi	08/02/2024	—	(39)
15,395 USD	12,173 GBP	Citi	08/02/2024	—	(4)
441,541 MXN	23,142 USD	Citi	09/18/2024	—	(695)
1,345,000 AUD	892,071 USD	Deutsche Bank	07/02/2024	—	(5,178)
1,803,000 CAD	1,316,967 USD	Deutsche Bank	07/02/2024	—	(967)
14,953,000 EUR	16,216,129 USD	Deutsche Bank	07/02/2024	202,214	—
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
255,896,000 JPY	1,639,888 USD	Deutsche Bank	07/02/2024	49,385	—
887,585 USD	1,333,000 AUD	Deutsche Bank	07/02/2024	1,659	—
1,254,583 USD	1,717,000 CAD	Deutsche Bank	07/02/2024	488	—
118,825 USD	828,000 DKK	Deutsche Bank	07/02/2024	74	—
15,746,957 USD	14,694,000 EUR	Deutsche Bank	07/02/2024	—	(10,418)
93,478 USD	73,554 GBP	Deutsche Bank	07/02/2024	—	(499)
585,788 USD	6,184,000 SEK	Deutsche Bank	07/02/2024	—	(2,337)
1,333,000 AUD	888,360 USD	Deutsche Bank	08/02/2024	—	(1,655)
1,717,000 CAD	1,255,443 USD	Deutsche Bank	08/02/2024	—	(550)
828,000 DKK	119,036 USD	Deutsche Bank	08/02/2024	—	(81)
14,766,000 EUR	15,847,320 USD	Deutsche Bank	08/02/2024	9,825	—
3,694,000 SEK	349,425 USD	Deutsche Bank	08/02/2024	345	—
Total				373,874	(42,447)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Long Gilt	10	09/2024	GBP	975,700	8,688	—
U.S. Treasury 2-Year Note	16	09/2024	USD	3,267,500	—	(2,878)
Total					8,688	(2,878)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Government 10-Year Bond	(5)	09/2024	CAD	(600,350)	3,609	—
U.S. Long Bond	(1)	09/2024	USD	(118,313)	1,030	—
U.S. Treasury 10-Year Note	(2)	09/2024	USD	(219,969)	1,028	—
U.S. Treasury Ultra 10-Year Note	(2)	09/2024	USD	(227,063)	1,693	—
U.S. Treasury Ultra Bond	(1)	09/2024	USD	(125,344)	3,022	—
Total					10,382	—

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
1-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	12,646,000	12,646,000	4.54	10/16/2024	25,867	15,668

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	449,000	449,000	4.43	10/17/2024	7,236	2,095
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	224,500	224,500	4.43	10/17/2024	3,384	1,049
30-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	194,000	194,000	3.93	12/18/2024	3,981	5,136
Total							14,601	8,280

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	(217,500)	(217,500)	3.89	9/13/2024	(3,306)	(3,105)
10-Year OTC interest rate swap with Deutsche Bank to receive SOFR and pay exercise rate	Deutsche Bank	USD	(435,000)	(435,000)	3.86	9/12/2024	(6,656)	(5,700)
10-Year OTC interest rate swap with Deutsche Bank to receive SOFR and pay exercise rate	Deutsche Bank	USD	(108,000)	(108,000)	3.82	9/17/2024	(1,760)	(1,330)
1-Year OTC interest rate swap with Deutsche Bank to receive SOFR and pay exercise rate	Deutsche Bank	USD	(12,646,000)	(12,646,000)	3.84	10/16/2024	(10,471)	(3,234)
Total							(22,193)	(13,369)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(217,500)	(217,500)	3.89	09/13/2024	(3,306)	(3,435)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	(435,000)	(435,000)	3.86	09/12/2024	(6,656)	(7,327)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	(108,000)	(108,000)	3.82	09/17/2024	(1,760)	(2,026)
1-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(1,884,500)	(1,884,500)	5.10	10/17/2024	(3,164)	(954)
1-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(3,769,000)	(3,769,000)	5.10	10/17/2024	(6,579)	(1,908)
30-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(194,000)	(194,000)	3.86	09/18/2024	(2,430)	(3,460)
Total							(23,895)	(19,110)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 5.324%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	09/18/2024	USD	14,000,000	41	—	—	41	—
Fixed rate of 5.321%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	09/18/2024	USD	15,010,000	9	—	—	9	—
Fixed rate of 5.321%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	09/18/2024	USD	15,010,000	(5)	—	—	—	(5)
Fixed rate of 5.319%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	09/18/2024	USD	15,010,000	(36)	—	—	—	(36)
Fixed rate of 5.309%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	09/18/2024	USD	15,000,000	(256)	—	—	—	(256)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.192%	Receives at Maturity, Pays at Maturity	Goldman Sachs	12/27/2025	USD	375,000	3,520	—	—	3,520	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.219%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/30/2026	USD	390,000	3,771	—	—	3,771	—
TONA	Fixed rate of 0.270%	Receives Annually, Pays Annually	Goldman Sachs	03/11/2026	JPY	61,640,000	518	—	—	518	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.481%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/20/2026	USD	405,000	1,961	—	—	1,961	—
TONA	Fixed rate of 0.408%	Receives Annually, Pays Annually	Goldman Sachs	05/21/2026	JPY	60,225,000	(87)	—	—	—	(87)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.299%	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/17/2026	USD	1,150,000	4,135	—	—	4,135	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.452%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/02/2026	USD	415,000	(3)	—	—	—	(3)
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.547%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/03/2028	USD	775,000	4,193	—	—	4,193	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.884%	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/15/2029	GBP	160,000	294	—	—	294	—
Fixed rate of 2.133%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/15/2029	EUR	380,000	(463)	—	—	—	(463)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.458%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/01/2029	USD	209,000	720	—	—	720	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.790%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2033	GBP	710,000	5,068	—	—	5,068	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.752%	Receives at Maturity, Pays at Maturity	Goldman Sachs	05/15/2033	GBP	180,000	(2,352)	—	—	—	(2,352)
Fixed rate of 0.853%	TONA	Receives Annually, Pays Annually	Goldman Sachs	03/11/2034	JPY	12,940,000	(1,141)	—	—	—	(1,141)
UK Retail Price Index All Items Monthly	Fixed rate of 3.670%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2034	GBP	275,000	191	—	—	191	—
Fixed rate of 0.990%	TONA	Receives Annually, Pays Annually	Goldman Sachs	05/21/2034	JPY	12,675,000	(325)	—	—	—	(325)
Fixed rate of 3.782%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	06/18/2034	USD	80,555	(1,001)	—	—	—	(1,001)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.550%	Receives at Maturity, Pays at Maturity	Goldman Sachs	05/07/2049	USD	105,000	(610)	—	—	—	(610)
Fixed rate of 2.780%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2053	EUR	5,000	464	—	—	464	—
Fixed rate of 3.224%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	11/15/2053	EUR	15,000	667	—	—	667	—
Fixed rate of 2.529%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	11/15/2053	EUR	25,000	339	—	—	339	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.475%	Receives at Maturity, Pays at Maturity	Goldman Sachs	12/18/2053	USD	75,000	869	—	—	869	—
6-Month EURIBOR	Fixed rate of 2.490%	Receives SemiAnnually, Pays Annually	Goldman Sachs	02/19/2054	EUR	90,090	1,781	—	—	1,781	—
6-Month EURIBOR	Fixed rate of 2.513%	Receives SemiAnnually, Pays Annually	Goldman Sachs	02/20/2054	EUR	126,000	1,849	—	—	1,849	—
6-Month EURIBOR	Fixed rate of 2.506%	Receives SemiAnnually, Pays Annually	Goldman Sachs	02/20/2054	EUR	90,090	1,471	—	—	1,471	—
6-Month EURIBOR	Fixed rate of 2.511%	Receives SemiAnnually, Pays Annually	Goldman Sachs	03/01/2054	EUR	45,000	654	—	—	654	—
6-Month EURIBOR	Fixed rate of 2.456%	Receives SemiAnnually, Pays Annually	Goldman Sachs	03/22/2054	EUR	19,000	484	—	—	484	—
6-Month EURIBOR	Fixed rate of 2.543%	Receives SemiAnnually, Pays Annually	Goldman Sachs	04/22/2054	EUR	73,000	482	—	—	482	—
6-Month EURIBOR	Fixed rate of 2.500%	Receives SemiAnnually, Pays Annually	Goldman Sachs	05/14/2054	EUR	41,500	729	—	—	729	—
6-Month EURIBOR	Fixed rate of 2.429%	Receives SemiAnnually, Pays Annually	Goldman Sachs	06/19/2054	EUR	17,000	445	—	—	445	—
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
6-Month EURIBOR	Fixed rate of 2.429%	Receives SemiAnnually, Pays Annually	Goldman Sachs	06/20/2054	EUR	16,000	416	—	—	416	—
Fixed rate of 2.441%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	06/24/2054	EUR	11,000	(255)	—	—	—	(255)
Total							28,537	—	—	35,071	(6,534)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
6-Month EURIBOR	Euro Interbank Offered Rate	3.682%
Eurostat Eurozone HICP ex-Tobacco NSA	Harmonised Index of Consumer Price Index Excluding Tobacco	2.500%
SOFR	Secured Overnight Financing Rate	5.340%
TONA	Tokyo Overnight Average Rate	0.077%
UK Retail Price Index All Items Monthly	United Kingdom Retail Price Index All Items	2.000%
U.S. CPI Urban Consumers NSA	United States Consumer Price All Urban Non-Seasonally Adjusted Index	2.970%
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2024, the total value of these securities amounted to $33,315,843, which represents 43.61% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2024.
(c)	Represents a security purchased on a when-issued basis.
(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2024.

(h)	The rate shown is the seven-day current annualized yield at June 30, 2024.
(i)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	76,094	8,837,746	(8,893,127)	(5)	20,708	168	7,744	20,714
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
DKK	Danish Krone
EUR	Euro
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Currency Legend (continued)
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Commercial Mortgage-Backed Securities - Non-Agency	—	917,331	—	917,331
Foreign Government Obligations	—	1,290,358	—	1,290,358
Inflation-Indexed Bonds	—	71,563,575	—	71,563,575
Residential Mortgage-Backed Securities - Agency	—	1,152,707	—	1,152,707
Residential Mortgage-Backed Securities - Non-Agency	—	709,493	—	709,493
U.S. Treasury Obligations	—	128,802	—	128,802
Call Option Contracts Purchased	—	15,668	—	15,668
Put Option Contracts Purchased	—	8,280	—	8,280
Money Market Funds	20,708	—	—	20,708
Total Investments in Securities	20,708	75,786,214	—	75,806,922
Investments in Derivatives
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Asset
Forward Foreign Currency Exchange Contracts	—	373,874	—	373,874
Futures Contracts	19,070	—	—	19,070
Swap Contracts	—	35,071	—	35,071
Liability
Forward Foreign Currency Exchange Contracts	—	(42,447)	—	(42,447)
Futures Contracts	(2,878)	—	—	(2,878)
Call Option Contracts Written	—	(13,369)	—	(13,369)
Put Option Contracts Written	—	(19,110)	—	(19,110)
Swap Contracts	—	(6,534)	—	(6,534)
Total	36,900	76,113,699	—	76,150,599
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2024

Statement of Assets and Liabilities
June 30, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $87,853,343)	$75,762,266
Affiliated issuers (cost $20,708)	20,708
Option contracts purchased (cost $40,468)	23,948
Foreign currency (cost $178,192)	178,078
Margin deposits on:
Futures contracts	83,269
Swap contracts	189,000
Unrealized appreciation on forward foreign currency exchange contracts	373,874
Receivable for:
Investments sold	414,148
Capital shares sold	1,935
Dividends	426
Interest	274,642
Foreign tax reclaims	3,496
Variation margin for futures contracts	7,975
Variation margin for swap contracts	13,311
Expense reimbursement due from Investment Manager	302
Prepaid expenses	2,746
Total assets	77,350,124
Liabilities
Option contracts written, at value (premiums received $46,088)	32,479
Unrealized depreciation on forward foreign currency exchange contracts	42,447
Cash collateral due to broker for:
Option contracts written	10,000
Payable for:
Investments purchased	540,485
Investments purchased on a delayed delivery basis	14,962
Capital shares redeemed	59,240
Variation margin for futures contracts	8,498
Variation margin for swap contracts	2,935
Management services fees	1,070
Distribution and/or service fees	330
Service fees	3,526
Compensation of chief compliance officer	8
Compensation of board members	1,367
Other expenses	41,555
Deferred compensation of board members	197,600
Total liabilities	956,502
Net assets applicable to outstanding capital stock	$76,393,622
Represented by
Paid in capital	98,990,768
Total distributable earnings (loss)	(22,597,146)
Total - representing net assets applicable to outstanding capital stock	$76,393,622
Class 1
Net assets	$1,092,266
Shares outstanding	244,935
Net asset value per share	$4.46
Class 2
Net assets	$20,758,608
Shares outstanding	4,792,807
Net asset value per share	$4.33
Class 3
Net assets	$54,542,748
Shares outstanding	12,320,895
Net asset value per share	$4.43
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2024

Statement of Operations
Six Months Ended June 30, 2024 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$7,744
Interest	1,511,340
Total income	1,519,084
Expenses:
Management services fees	201,669
Distribution and/or service fees
Class 2	27,241
Class 3	35,152
Service fees	23,706
Custodian fees	17,370
Printing and postage fees	11,761
Accounting services fees	25,720
Legal fees	5,996
Interest on collateral	142
Compensation of chief compliance officer	7
Compensation of board members	5,905
Deferred compensation of board members	25,762
Other	3,655
Total expenses	384,086
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(84,277)
Total net expenses	299,809
Net investment income	1,219,275
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,490,720)
Investments — affiliated issuers	168
Foreign currency translations	(18,750)
Forward foreign currency exchange contracts	611,020
Futures contracts	56,785
Option contracts purchased	(74,515)
Option contracts written	54,471
Swap contracts	(29,886)
Net realized loss	(1,891,427)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(896,415)
Investments — affiliated issuers	(5)
Foreign currency translations	(5,511)
Forward foreign currency exchange contracts	624,887
Futures contracts	38,671
Option contracts purchased	(28,836)
Option contracts written	27,912
Swap contracts	62,041
Net change in unrealized appreciation (depreciation)	(177,256)
Net realized and unrealized loss	(2,068,683)
Net decrease in net assets resulting from operations	$(849,408)
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2024

Statement of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations
Net investment income	$1,219,275	$2,911,202
Net realized loss	(1,891,427)	(7,246,010)
Net change in unrealized appreciation (depreciation)	(177,256)	7,532,215
Net increase (decrease) in net assets resulting from operations	(849,408)	3,197,407
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(101,745)
Class 2	—	(2,270,620)
Class 3	—	(5,577,192)
Total distributions to shareholders	—	(7,949,557)
Decrease in net assets from capital stock activity	(6,403,803)	(7,109,350)
Total decrease in net assets	(7,253,211)	(11,861,500)
Net assets at beginning of period	83,646,833	95,508,333
Net assets at end of period	$76,393,622	$83,646,833

	Six Months Ended		Year Ended
	June 30, 2024 (Unaudited)		December 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	27,928	123,723	63,042	292,916
Distributions reinvested	—	—	23,177	101,745
Shares redeemed	(36,481)	(161,697)	(89,780)	(415,760)
Net decrease	(8,553)	(37,974)	(3,561)	(21,099)
Class 2
Shares sold	130,563	563,331	365,451	1,694,289
Distributions reinvested	—	—	530,519	2,270,620
Shares redeemed	(657,983)	(2,840,889)	(1,384,641)	(6,114,266)
Net decrease	(527,420)	(2,277,558)	(488,671)	(2,149,357)
Class 3
Shares sold	347,775	1,526,435	406,295	1,947,245
Distributions reinvested	—	—	1,276,245	5,577,192
Shares redeemed	(1,273,105)	(5,614,706)	(2,744,713)	(12,463,331)
Net decrease	(925,330)	(4,088,271)	(1,062,173)	(4,938,894)
Total net decrease	(1,461,303)	(6,403,803)	(1,554,405)	(7,109,350)
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2024 (Unaudited)	$4.50	0.07	(0.11)	(0.04)	—	—	—
Year Ended 12/31/2023	$4.74	0.16	0.02	0.18	(0.42)	—	(0.42)
Year Ended 12/31/2022	$6.14	0.35	(1.39)	(1.04)	(0.26)	(0.10)	(0.36)
Year Ended 12/31/2021	$6.04	0.18	0.09	0.27	(0.05)	(0.12)	(0.17)
Year Ended 12/31/2020	$5.66	(0.01)	0.54	0.53	(0.04)	(0.11)	(0.15)
Year Ended 12/31/2019	$5.42	0.03	0.40	0.43	(0.19)	—	(0.19)
Class 2
Six Months Ended 6/30/2024 (Unaudited)	$4.38	0.06	(0.11)	(0.05)	—	—	—
Year Ended 12/31/2023	$4.62	0.14	0.03	0.17	(0.41)	—	(0.41)
Year Ended 12/31/2022	$5.99	0.32	(1.35)	(1.03)	(0.24)	(0.10)	(0.34)
Year Ended 12/31/2021	$5.89	0.14	0.12	0.26	(0.04)	(0.12)	(0.16)
Year Ended 12/31/2020	$5.53	(0.03)	0.52	0.49	(0.02)	(0.11)	(0.13)
Year Ended 12/31/2019	$5.30	0.02	0.38	0.40	(0.17)	—	(0.17)
Class 3
Six Months Ended 6/30/2024 (Unaudited)	$4.47	0.07	(0.11)	(0.04)	—	—	—
Year Ended 12/31/2023	$4.71	0.15	0.03	0.18	(0.42)	—	(0.42)
Year Ended 12/31/2022	$6.10	0.33	(1.37)	(1.04)	(0.25)	(0.10)	(0.35)
Year Ended 12/31/2021	$6.00	0.15	0.12	0.27	(0.05)	(0.12)	(0.17)
Year Ended 12/31/2020	$5.63	(0.02)	0.53	0.51	(0.03)	(0.11)	(0.14)
Year Ended 12/31/2019	$5.39	0.03	0.39	0.42	(0.18)	—	(0.18)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2024 (Unaudited)	$4.46	(0.89% )	0.81% (c)	0.60% (c)	3.30%	57%	$1,092
Year Ended 12/31/2023	$4.50	4.10%	0.74% (c),(d)	0.60% (c),(d)	3.39%	112%	$1,141
Year Ended 12/31/2022	$4.74	(17.51% )	0.70% (c)	0.60% (c)	6.63%	123%	$1,219
Year Ended 12/31/2021	$6.14	4.56%	0.72% (c)	0.61% (c)	2.99%	58%	$682
Year Ended 12/31/2020	$6.04	9.37%	0.74%	0.65%	(0.09% )	70%	$109
Year Ended 12/31/2019	$5.66	7.90%	0.71% (c)	0.61% (c)	0.57%	62%	$28
Class 2
Six Months Ended 6/30/2024 (Unaudited)	$4.33	(1.14% )	1.06% (c)	0.85% (c)	2.96%	57%	$20,759
Year Ended 12/31/2023	$4.38	3.89%	0.99% (c),(d)	0.85% (c),(d)	3.15%	112%	$23,286
Year Ended 12/31/2022	$4.62	(17.69% )	0.94% (c)	0.85% (c)	6.21%	123%	$26,850
Year Ended 12/31/2021	$5.99	4.43%	0.97% (c)	0.87% (c)	2.41%	58%	$31,002
Year Ended 12/31/2020	$5.89	8.97%	0.97%	0.89%	(0.47% )	70%	$21,434
Year Ended 12/31/2019	$5.53	7.63%	0.96% (c)	0.86% (c)	0.38%	62%	$19,663
Class 3
Six Months Ended 6/30/2024 (Unaudited)	$4.43	(0.89% )	0.94% (c)	0.73% (c)	3.13%	57%	$54,543
Year Ended 12/31/2023	$4.47	3.95%	0.86% (c),(d)	0.73% (c),(d)	3.26%	112%	$59,220
Year Ended 12/31/2022	$4.71	(17.58% )	0.82% (c)	0.73% (c)	6.26%	123%	$67,438
Year Ended 12/31/2021	$6.10	4.48%	0.85% (c)	0.74% (c)	2.46%	58%	$90,783
Year Ended 12/31/2020	$6.00	9.11%	0.85%	0.76%	(0.34% )	70%	$86,336
Year Ended 12/31/2019	$5.63	7.81%	0.83% (c)	0.73% (c)	0.49%	62%	$89,128
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2024

Notes to Financial Statements
June 30, 2024 (Unaudited)
Note 1. Organization
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars and to generate total return through long and short currency positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.

CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates and to attain desired breakeven inflation exposure. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to produce incremental earnings, to protect gains, to synthetically add or subtract principal exposure to a security and to manage exposure to fluctuations in interest rates. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions and/or inflation rate swap contracts to produce incremental earnings, to manage interest rate and market risk exposure to produce incremental earnings, to gain exposure to or protect itself from market rate changes, to hedge the portfolio risk associated with some or all of the Fund’s securities and to attain desired breakeven inflation exposure. These instruments may be used for other purposes in future periods. An interest rate swap or inflation rate swap, as applicable, is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of

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Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2024:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	373,874
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	19,070 *
Interest rate risk	Investments, at value — Option contracts purchased	23,948
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	35,071 *
Total		451,963

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	42,447
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	2,878 *
Interest rate risk	Option contracts written, at value	32,479
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	6,534 *
Total		84,338

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Foreign exchange risk	611,020	—	(986)	—	—	610,034
Interest rate risk	—	56,785	(73,529)	54,471	(29,886)	7,841
Total	611,020	56,785	(74,515)	54,471	(29,886)	617,875

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Foreign exchange risk	624,887	—	—	—	—	624,887
Interest rate risk	—	38,671	(28,836)	27,912	62,041	99,788
Total	624,887	38,671	(28,836)	27,912	62,041	724,675
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	3,980,464
Futures contracts — short	4,879,515

Derivative instrument	Average value ($)
Option contracts purchased	28,147
Option contracts written	(58,142)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	267,082	(135,829)
Interest rate swap contracts	26,306	(15,657)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2024:
	Citi ($)	Deutsche Bank ($)	Goldman Sachs ($)	Total ($)
Assets
Centrally cleared interest rate swap contracts (a)	-	-	13,311	13,311
Forward foreign currency exchange contracts	109,884	263,990	-	373,874
Call option contracts purchased	-	15,668	-	15,668
Put option contracts purchased	8,280	-	-	8,280
Total assets	118,164	279,658	13,311	411,133
Liabilities
Centrally cleared interest rate swap contracts (a)	-	-	2,935	2,935
Forward foreign currency exchange contracts	20,762	21,685	-	42,447
Call option contracts written	3,105	10,264	-	13,369
Put option contracts written	9,757	9,353	-	19,110
Total liabilities	33,624	41,302	2,935	77,861
Total financial and derivative net assets	84,540	238,356	10,376	333,272
Total collateral received (pledged) (b)	-	10,000	-	10,000
Net amount (c)	84,540	228,356	10,376	323,272

(a)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.51% to 0.29% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2024 was 0.51% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into a Subadvisory Agreement with BlackRock Financial Management, Inc. (BlackRock) to serve as a subadviser to the Fund. BlackRock International Limited (BIL), an affiliate of BlackRock, assists in providing day-to-day portfolio management of the Fund pursuant to the Sub-Subadvisory Agreement between BlackRock and BIL. The Investment Manager compensates the subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2024 was 0.06% of the Fund’s average daily net assets.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2024 through April 30, 2025 (%)	Voluntary expense cap May 1, 2024 through June 30, 2024 (%)	Contractual expense cap prior to May 1, 2024 (%)
Class 1	0.62	0.60	0.60
Class 2	0.87	0.85	0.85
Class 3	0.745	0.725	0.725
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
87,868,000	824,000	(12,541,000)	(11,717,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
The following capital loss carryforwards, determined at December 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(4,326,977)	(2,891,065)	(7,218,042)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $45,509,931 and $53,159,663, respectively, for the six months ended June 30, 2024, of which $43,310,923 and $49,575,594, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Brokerage commissions paid to brokers affiliated with the Investment Manager of the Fund were $7 for the six months ended June 30, 2024.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2024.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Foreign currency risk
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and

CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, significant private or public debt problems in a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Uncertainty caused by the departure of the United Kingdom (UK) from the EU, which occurred in January 2020, could have negative impacts on the UK and EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which could adversely affect the value of your investment in the Fund.
Inflation-protected securities risk
Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Leverage risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives, or similar instruments or techniques. The use of leverage may produce volatility and may exaggerate changes in the Fund’s net asset value and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At June 30, 2024, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to

CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2024

 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to CTIVP® – BlackRock Global Inflation-Protected Securities Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreement between the Investment Manager and BlackRock Financial Management, Inc. and the sub-subadvisory agreement between BlackRock Financial Management, Inc. and BlackRock International Limited (BlackRock Financial Management, Inc. and BlackRock International Limited, collectively, the Subadvisers, and the subadvisory agreement and sub-subadvisory agreement, collectively, the Subadvisory Agreements), the Subadvisers provide portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements).  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Advisory Agreements;
•
Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;

CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2024

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers.  With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process.  The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement.  In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed.  The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager.  It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager’s representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2024

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager’s process for monitoring such Subadvisers’ performance.  The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate a Subadviser.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally, and the Investment Manager’s evaluation of the contribution of each Subadviser to the Fund’s investment mandate.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  Because the Subadvisory Agreements were negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the

CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2024

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
profitability to each Subadviser from its relationship with the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreements did not occur at the same levels as the breakpoints in the Management Agreement.  In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and each of the Subadvisory Agreements.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2024

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CTIVP® – BlackRock Global Inflation-Protected Securities Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2024 Columbia Management Investment Advisers, LLC.
SAR7029_12_P01_(08/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 22, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	August 22, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	August 22, 2024